Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$	$
Interest paid	(7,829)	(4,218)	(10,256)
Income taxes paid	(49,693)	(96,539)	(26,514)
Income taxes received	357,477	270,886	260,433